UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05904

Elfun Government Money Market Fund

(Exact name of registrant as specified in charter)

1600 Summer Street, Stamford, Connecticut 06905

(Address of principal executive offices) (Zip code)

GE Asset Management, Inc., 1600 Summer Street, Stamford, Connecticut 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2014 – 06/30/2015

Item 1. Proxy Voting Record

===================== (ZQ56) Elfun Government Money Market Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Elfun Government Money Market Fund

By (Signature and Title):	/s/ Dmitri L. Stockton
Dmitri L. Stockton,
Chairman of the Board and President, ELFUN FUNDS

Date: August 24, 2015

By (Signature and Title):	/s/ Arthur A. Jensen
Arthur A. Jensen,
Treasurer, ELFUN FUNDS

Date: August 24, 2015